Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price Short-Term Bond Fund, Inc.-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
T. Rowe Price Short-Term Bond Fund, Inc.-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
T. Rowe Price Short-Term Bond Fund, Inc.-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
T. Rowe Price Short-Term Bond Fund, Inc.-Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Ultra Short-Term Bond Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	181
Expense Example, with Redemption, 10 Years	414
T. Rowe Price Ultra Short-Term Bond Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
T. Rowe Price Ultra Short-Term Bond Fund-Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Short Duration Income Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	993
T. Rowe Price Short Duration Income Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	$ 892